Not FDIC Insured May Lose Value No Bank Guarantee
TLGIM-Q3PH

Statement of Investments
(unaudited)
Templeton Global Income Fund 2
Notes to Statement of Investments 13

Templeton Global Income Fund
Statement of Investments (unaudited), September 30, 2021
Quarterly Statement of Investments See Notes to Statement of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 73.1%
Argentina 0.7%
a
Argentina BONCER ,
Index Linked, 1.2%, 3/18/22 ....... 271,644,009 ARS $ 1,389,561
Index Linked, 1.4%, 3/25/23 ....... 280,719,931 ARS 1,354,286
Index Linked, 1.45%, 8/13/23 ...... 10,041 ARS 48
Index Linked, 1.5%, 3/25/24 ....... 301,104,608 ARS 1,337,652
Argentina Government Bond, 15.5%,
10/17/26 ..................... 512,895,000 ARS 1,012,094
5,093,641
Brazil 5.8%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/25 .................. 37,140,000 BRL 6,779,570
10%, 1/01/27 .................. 121,360,000 BRL 21,788,553
10%, 1/01/29 .................. 9,230,000 BRL 1,627,412
10%, 1/01/31 .................. 77,560,000 BRL 13,381,451
43,576,986
China 4.7%
China Government Bond, 2.93%,
12/10/22 ..................... 228,000,000 CNY 35,592,849
Colombia 4.2%
Colombia Government Bond ,
Senior Bond, 4.375%, 3/21/23 ..... 149,000,000 COP 39,267
Senior Bond, 9.85%, 6/28/27 ...... 237,000,000 COP 72,977
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 4,020,500,000 COP 1,082,532
B, 10%, 7/24/24 ................ 73,279,000,000 COP 21,487,236
B, 7.5%, 8/26/26 ............... 10,320,300,000 COP 2,809,435
B, 6%, 4/28/28 ................. 13,320,000,000 COP 3,292,807
B, 7.75%, 9/18/30 .............. 9,129,700,000 COP 2,449,199
31,233,453
Ecuador 3.2%
b
Ecuador Government Bond ,
Senior Note , 144A, 0.5%, 7/31/30 .. 5,633,000 4,731,776
Senior Bond, 144A, 0.5%, 7/31/35 .. 19,496,000 12,940,665
Senior Bond, 144A, 0.5%, 7/31/40 .. 10,291,000 5,988,179
23,660,620
Ghana 3.8%
Ghana Government Bond ,
18.75%, 1/24/22 ................ 8,600,000 GHS 1,448,509
17.6%, 11/28/22 ................ 150,000 GHS 25,372
Senior Note, 17.6%, 2/20/23 ...... 10,130,000 GHS 1,709,753
18.85%, 9/28/23 ................ 13,670,000 GHS 2,327,497
19.25%, 11/27/23 ............... 380,000 GHS 64,950
Senior Note, 17.7%, 3/18/24 ...... 47,440,000 GHS 7,884,520
19.75%, 3/25/24 ................ 8,520,000 GHS 1,472,005
21.7%, 3/17/25 ................ 12,110,000 GHS 2,177,583
19.25%, 6/23/25 ................ 7,340,000 GHS 1,239,907
Senior Note, 18.3%, 3/02/26 ...... 11,230,000 GHS 1,826,582
19%, 11/02/26 ................. 25,560,000 GHS 4,205,415
19.75%, 3/15/32 ................ 25,560,000 GHS 4,312,793
28,694,886

Templeton Global Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
India 4.4%
India Government Bond ,
Senior Note, 5.22%, 6/15/25 ...... 117,000,000 INR $ 1,572,883
7.59%, 1/11/26 ................. 1,433,000,000 INR 20,748,264
7.27%, 4/08/26 ................ 79,000,000 INR 1,131,797
8.33%, 7/09/26 ................ 624,000,000 INR 9,292,495
32,745,439
Indonesia 11.7%
Indonesia Government Bond ,
FR43, 10.25%, 7/15/22 .......... 4,826,000,000 IDR 355,343
FR63, 5.625%, 5/15/23 .......... 436,562,000,000 IDR 31,333,332
FR46, 9.5%, 7/15/23 ............ 11,430,000,000 IDR 873,084
FR39, 11.75%, 8/15/23 .......... 2,703,000,000 IDR 214,562
FR70, 8.375%, 3/15/24 .......... 104,477,000,000 IDR 7,973,101
FR44, 10%, 9/15/24 ............. 1,618,000,000 IDR 129,870
FR81, 6.5%, 6/15/25 ............ 201,654,000,000 IDR 14,814,964
FR86, 5.5%, 4/15/26 ............ 424,218,000,000 IDR 29,993,880
FR59, 7%, 5/15/27 .............. 32,233,000,000 IDR 2,416,490
88,104,626
Mexico 3.7%
Mexican Bonos Desarr Fixed Rate ,
M, Senior Note, 7.25%, 12/09/21 ... 297,180,000 MXN 14,440,466
M, 6.5%, 6/09/22 ............... 232,730,000 MXN 11,340,169
M, Senior Bond, 8%, 12/07/23 ..... 44,550,000 MXN 2,233,956
28,014,591
Norway 3.7%
b
Norway Government Bond ,
144A, Reg S, 2%, 5/24/23 ........ 102,083,000 NOK 11,903,926
144A, Reg S, 3%, 3/14/24 ........ 85,878,000 NOK 10,274,589
144A, Reg S, 1.75%, 3/13/25 ...... 28,937,000 NOK 3,364,350
144A, Reg S, 1.5%, 2/19/26 ....... 17,165,000 NOK 1,975,219
27,518,084
Oman 1.9%
b
Oman Government Bond, Senior Bond,
144A, 4.75%, 6/15/26 ............ 13,650,000 14,024,720
Russia 4.9%
Russia Government Bond, 7%, 8/16/23 2,700,000,000 RUB 37,034,739
South Korea 17.1%
Korea Monetary Stabilization Bond,
Senior Note , 0.905%, 4/02/23 ...... 20,280,000,000 KRW 17,006,617
Korea Treasury Bond ,
2.25%, 9/10/23 ................ 19,359,000,000 KRW 16,598,010
0.875%, 12/10/23 ............... 22,561,000,000 KRW 18,782,991
Senior Note, 1.125%, 6/10/24 ...... 23,510,400,000 KRW 19,602,595
1.375%, 9/10/24 ................ 11,135,070,000 KRW 9,328,168
3%, 9/10/24 ................... 5,310,000,000 KRW 4,656,758
1.875%, 6/10/26 ................ 50,619,000,000 KRW 42,547,529
128,522,668
Sri Lanka 0.4%
b
Sri Lanka Government Bond ,
Senior Note, 144A, 5.75%, 4/18/23 .. 200,000 132,808
Senior Note, 144A, 6.35%, 6/28/24 .. 400,000 256,672

Templeton Global Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Sri Lanka (continued)
b
Sri Lanka Government Bond,
(continued)
Senior Bond, 144A, 6.85%, 11/03/25 960,000 $ 605,702
Senior Bond, 144A, 6.2%, 5/11/27 .. 2,720,000 1,674,378
Senior Bond, 144A, 6.75%, 4/18/28 . 210,000 128,717
Senior Bond, 144A, 7.85%, 3/14/29 . 299,000 184,059
2,982,336
Supranational 1.2%
c
Inter-American Development Bank,
Senior Bond, 7.5%, 12/05/24 ...... 185,000,000 MXN 9,104,141
Turkey 1.7%
Turkey Government Bond ,
13.9%, 11/09/22 ................ 56,290,000 TRY 6,123,021
12.2%, 1/18/23 ................ 3,790,000 TRY 402,457
7.1%, 3/08/23 ................. 16,150,000 TRY 1,587,786
16.2%, 6/14/23 ................ 20,020,000 TRY 2,217,113
8.8%, 9/27/23 ................. 10,390,000 TRY 1,006,882
10.4%, 3/20/24 ................ 880,000 TRY 85,577
12.6%, 10/01/25 ................ 9,710,000 TRY 932,792
12,355,628
Total Foreign Government and Agency Securities (Cost $599,478,078) ............
548,259,407
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.5%
Calls - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 86.50 JPY, Expires 12/20/21 .. 1 6,752,000 AUD 4,034
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 107.45 JPY, Expires 2/23/22 .. 1 5,966,000 226,807
Foreign Exchange USD/JPY,
Counterparty CITI, July Strike Price
115.55 JPY, Expires 7/18/22 ....... 1 17,616,000 135,565
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 20.98 MXN, Expires 10/07/21 . 1 12,159,000 28,657
Foreign Exchange USD/MXN,
Counterparty MSCO, March Strike
Price 21.03 MXN, Expires 3/04/22 .. 1 4,707,000 143,970
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 21.41 MXN, Expires 2/03/22 .. 1 9,213,000 179,225
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 21.60 MXN, Expires 12/28/21 . 1 4,485,000 52,033
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 22.02 MXN, Expires 6/09/22 .. 1 9,298,000 258,468

Templeton Global Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 22.32 MXN, Expires 8/29/22 .. 1 3,589,000 $ 120,215
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 23.44 MXN, Expires 12/22/22 . 1 11,158,000 355,887
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 974,000 31,765
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 2,917,000 95,132
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 2,917,000 95,132
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.19 MXN, Expires 8/29/24 .. 1 5,093,000 172,430
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.71 MXN, Expires 8/09/24 .. 1 5,093,000 153,585
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 29.73 MXN, Expires 12/07/21 . 1 6,145,000 383
2,053,288
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 75.00 JPY, Expires 12/20/21 .. 1 13,504,000 AUD 29,855
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
79.55 JPY, Expires 6/03/22 ....... 1 52,638,000 AUD 1,085,639
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 81.61 JPY, Expires 12/14/21 .. 1 11,950,000 AUD 217,634
Foreign Exchange USD/JPY,
Counterparty CITI, July Strike Price
108.65 JPY, Expires 7/18/22 ...... 1 26,440,000 361,461
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 18.70 MXN, Expires 6/09/22 .. 1 5,566,000 9,724
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 18.76 MXN, Expires 10/27/21 . 1 6,790,000 56
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 19.04 MXN, Expires 6/09/22 .. 1 5,566,000 15,642
Foreign Exchange USD/MXN,
Counterparty MSCO, February Strike
Price 19.37 MXN, Expires 2/24/22 .. 1 1,794,000 4,620
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.41 MXN, Expires 8/11/22 .. 1 2,102,000 11,540

Templeton Global Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.58 MXN, Expires 10/07/21 . 1 6,015,000 $ 13
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 1,458,000 14,840
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 488,000 4,967
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 1,458,000 14,840
Foreign Exchange USD/MXN,
Counterparty CITI, November Strike
Price 20.34 MXN, Expires 11/09/21 . 1 2,875,000 15,860
1,786,691
Total Options Purchased (Cost $5,408,854) .....................................
3,839,979
Short Term Investments 20.6%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 15.2%
Brazil 3.4%
d
Brazil Letras do Tesouro Nacional ,
7/01/24 ...................... 24,730,000 BRL 3,489,358
d
Brazil Notas do Tesouro Nacional ,
1/01/25 ...................... 165,550,000 BRL 22,167,551
25,656,909
Egypt 2.5%
d
Egypt Treasury Bills ,
10/05/21 ..................... 61,200,000 EGP 3,897,103
12/14/21 ..................... 206,000,000 EGP 12,818,685
2/22/22 ...................... 22,500,000 EGP 1,371,178
e
6/14/22 ...................... 12,600,000 EGP 739,966
18,826,932
Japan 4.7%
d
Japan Treasury Bills ,
10/25/21 ..................... 94,000,000 JPY 844,664
11/22/21 ..................... 1,475,950,000 JPY 13,263,783
12/20/21 ..................... 1,690,550,000 JPY 15,193,762
2/10/22 ...................... 642,300,000 JPY 5,773,634
35,075,843
Singapore 4.6%
d
Singapore Treasury Bills ,
10/15/21 ..................... 15,710,000 SGD 11,568,763
11/12/21 ..................... 2,240,000 SGD 1,649,204

Templeton Global Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

Short Term Investments
(continued)
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Singapore (continued)
d
Singapore Treasury Bills, (continued)
11/19/21 ..................... 28,950,000 SGD $ 21,313,364
34,531,331
Total Foreign Government and Agency Securities (Cost $118,612,484) .............
114,091,015
Industry Shares
Money Market Funds 5.4%
United States 5.4%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 40,262,414 40,262,414
Total Money Market Funds (Cost $40,262,414) ..................................
40,262,414
a a a a a
Total Short Term Investments (Cost $158,874,898 ) ...............................
154,353,429
a a a
Total Investments (Cost $763,761,830) 94.2% ...................................
$706,452,815
Options Written (0.3)% .......................................................
(2,261,705)
Other Assets, less Liabilities 6.1% .............................................
46,023,131
Net Assets 100.0% ...........................................................
$750,214,241
a a a
a
Number of
Contracts
Notional
Amount
#
a a a a a
Options Written (0.3)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 81.20 JPY, Expires 12/20/21 .. 1 6,752,000 AUD (64,811)
Foreign Exchange AUD/JPY,
Counterparty CITI, March Strike Price
83.40 JPY, Expires 3/03/22 ....... 1 8,773,000 AUD (62,408)
Foreign Exchange USD/JPY,
Counterparty CITI, July Strike Price
111.25 JPY, Expires 7/18/22 ....... 1 26,440,000 (552,442)
Foreign Exchange USD/MXN,
Counterparty CITI, November Strike
Price 20.34 MXN, Expires 11/09/21 . 1 2,875,000 (73,675)
Foreign Exchange USD/MXN,
Counterparty MSCO, March Strike
Price 20.56 MXN, Expires 3/04/22 .. 1 1,765,000 (74,108)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 20.86 MXN, Expires 2/03/22 .. 1 3,071,000 (90,242)
Foreign Exchange USD/MXN,
Counterparty MSCO, February Strike
Price 21.71 MXN, Expires 2/24/22 .. 1 2,063,000 (37,945)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 22.06 MXN, Expires 8/11/22 .. 1 2,102,000 (74,026)
Foreign Exchange USD/MXN,
Counterparty MSCO, March Strike
Price 22.55 MXN, Expires 3/04/22 .. 1 1,765,000 (20,081)

Templeton Global Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.61 MXN, Expires 10/07/21 . 1 6,079,000 $ (150)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 22.73 MXN, Expires 2/03/22 .. 1 6,142,000 (48,779)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 22.75 MXN, Expires 12/22/22 . 1 2,317,000 (94,001)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 22.75 MXN, Expires 12/22/22 . 1 1,031,000 (41,828)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 23.08 MXN, Expires 12/28/21 . 1 1,496,000 (5,219)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 24.95 MXN, Expires 12/22/22 . 1 3,347,000 (66,418)
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 25.41 MXN, Expires 6/09/22 .. 1 7,420,000 (47,331)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 27.93 MXN, Expires 12/07/21 . 1 2,048,000 (266)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 302,000 (2,388)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 1,458,000 (11,531)
(1,367,649)
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 68.40 JPY, Expires 12/20/21 .. 1 6,752,000 AUD (1,982)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
73.30 JPY, Expires 6/03/22 ....... 1 26,319,000 AUD (183,549)
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 78.33 JPY, Expires 12/14/21 .. 1 17,943,000 AUD (111,405)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 95.85 JPY, Expires 2/23/22 ... 1 5,966,000 (1,067)
Foreign Exchange USD/JPY,
Counterparty CITI, January Strike
Price 108.05 JPY, Expires 1/18/22 .. 1 8,824,000 (36,451)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.05 MXN, Expires 10/07/21 . 1 6,015,000 —
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.32 MXN, Expires 10/07/21 . 1 10,936,000 (4)

Templeton Global Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Puts - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.71 MXN, Expires 10/27/21 . 1 6,790,000 $ (2,322)
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 19.84 MXN, Expires 6/09/22 .. 1 9,298,000 (74,133)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 19.93 MXN, Expires 12/22/22 . 1 1,031,000 (10,841)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 19.93 MXN, Expires 12/22/22 . 1 2,317,000 (24,364)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 20.50 MXN, Expires 8/11/22 .. 1 2,102,000 (35,867)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 21.35 MXN, Expires 8/29/22 .. 1 3,589,000 (122,982)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 974,000 (41,359)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 2,917,000 (123,865)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 2,917,000 (123,865)
(894,056)
Total Options Written (Premiums received $3,047,914) ...........................
$ (2,261,705)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Redemption price at maturity is adjusted for inflation.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $68,185,760, representing 9.1% of net assets.
c
A supranational organization is an entity formed by two or more central governments through international treaties.
d
The security was issued on a discount basis with no stated coupon rate.
e
A portion or all of the security purchased on a delayed delivery basis.
f
See Note 6 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

At September 30, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Mexican Peso ...... CITI Buy 151,635,500 7,362,734 10/01/21 $ — $ (18,027)
Mexican Peso ...... CITI Sell 151,635,500 7,564,377 10/01/21 219,671 —
Chilean Peso ...... GSCO Buy 1,220,596,866 1,583,463 10/04/21 — (79,524)
Chilean Peso ...... GSCO Sell 1,220,596,866 1,523,176 10/04/21 19,237 —
Chilean Peso ...... JPHQ Buy 2,054,490,000 2,785,787 10/04/21 — (254,380)
Chilean Peso ...... JPHQ Sell 2,054,490,000 2,603,586 10/04/21 72,179 —
Euro ............. DBAB Sell 8,814,402 90,410,200 SEK 10/06/21 120,239 —
Swedish Krona ..... DBAB Sell 90,410,200 8,886,314 EUR 10/06/21 — (36,940)
Indian Rupee ...... JPHQ Buy 264,184,500 3,606,319 10/07/21 — (46,197)
Indian Rupee ...... CITI Buy 256,676,200 3,503,753 10/08/21 — (45,381)
Indian Rupee ...... JPHQ Buy 106,826,200 1,458,179 10/08/21 — (18,837)
Indian Rupee ...... CITI Buy 230,576,200 3,146,295 10/12/21 — (41,629)
Indian Rupee ...... HSBK Buy 96,812,500 1,288,634 10/12/21 14,928 —
Mexican Peso ...... CITI Buy 45,512,000 2,264,222 10/12/21 — (62,469)
Mexican Peso ...... CITI Sell 45,512,000 2,254,152 10/12/21 52,398 —
Chilean Peso ...... JPHQ Buy 4,585,200,000 5,925,945 10/13/21 — (280,239)
Euro ............. DBAB Sell 1,653,696 16,857,450 SEK 10/13/21 10,418 —
Euro ............. HSBK Sell 252,375 300,048 10/13/21 7,668 —
Chilean Peso ...... GSCO Buy 1,357,150,000 1,821,556 10/14/21 — (150,639)
Euro ............. DBAB Sell 1,245,994 12,643,100 SEK 10/18/21 1,089 —
Euro ............. DBAB Sell 1,245,613 12,643,100 SEK 10/19/21 1,511 —
Euro ............. JPHQ Sell 6,370,447 64,197,700 NOK 10/19/21 — (37,687)
Norwegian Krone ... JPHQ Sell 64,197,700 6,378,850 EUR 10/19/21 47,424 —
Singapore Dollar .... MSCO Buy 2,010,000 1,505,793 10/21/21 — (25,561)
Euro ............. HSBK Sell 7,080,070 893,186,201 JPY 10/25/21 — (177,885)
Singapore Dollar .... CITI Buy 1,600,000 1,204,366 10/26/21 — (26,083)
Euro ............. JPHQ Sell 33,330 39,499 10/27/21 874 —
Chilean Peso ...... JPHQ Buy 4,430,680,000 5,607,625 10/29/21 — (158,832)
Mexican Peso ...... CITI Sell 151,635,500 7,532,063 11/01/21 218,756 —
Euro ............. HSBK Sell 12,307,723 18,320,445 CAD 11/03/21 195,829 —
Euro ............. JPHQ Sell 702,861 1,043,246 CAD 11/03/21 8,827 —
Chilean Peso ...... GSCO Buy 1,952,776,866 2,523,218 11/04/21 — (122,831)
Chilean Peso ...... GSCO Buy 1,761,394,822 2,266,801 11/05/21 — (101,842)
Indian Rupee ...... CITI Buy 192,009,900 2,520,807 11/10/21 53,341 —
Australian Dollar .... CITI Sell 7,142,000 5,264,761 11/15/21 102,673 —
Australian Dollar .... MSCO Sell 5,158,000 3,787,468 11/16/21 59,359 —
Australian Dollar .... HSBK Sell 7,134,989 5,519,271 11/17/21 362,210 —
Euro ............. DBAB Sell 19,217,155 195,678,681 SEK 11/17/21 85,951 —
Euro ............. HSBK Sell 5,480,000 6,646,034 11/17/21 292,787 —
Euro ............. JPHQ Sell 14,358,818 145,630,000 SEK 11/17/21 — (1,917)
Swedish Krona ..... DBAB Sell 29,390,000 2,887,257 EUR 11/17/21 — (11,828)
Australian Dollar .... JPHQ Sell 7,190,000 5,553,793 11/18/21 356,951 —
Euro ............. CITI Sell 5,480,000 6,641,130 11/18/21 287,755 —
Euro ............. JPHQ Sell 17,151,764 25,310,000 CAD 11/22/21 90,294 —
Euro ............. JPHQ Sell 2,107,379 2,580,317 11/24/21 136,779 —
Chilean Peso ...... GSCO Buy 3,128,440,047 3,977,623 11/30/21 — (140,269)
Mexican Peso ...... CITI Sell 151,635,500 7,297,185 12/01/21 17,379 —
Chinese Yuan ...... CITI Buy 135,663,370 20,852,681 12/10/21 72,929 —
Chinese Yuan ...... BOFA Buy 105,222,910 16,167,992 12/13/21 58,281 —
Euro ............. DBAB Sell 3,343,435 33,714,869 SEK 12/13/21 — (23,817)
Chilean Peso ...... GSCO Buy 4,229,800,151 5,415,184 12/15/21 — (233,882)
Chinese Yuan ...... HSBK Buy 16,868,120 2,606,766 12/15/21 — (5,985)
Euro ............. DBAB Sell 2,482,239 25,292,300 SEK 12/15/21 12,193 —

Templeton Global Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Indian Rupee ...... HSBK Buy 97,083,330 1,316,027 12/15/21 $ — $ (19,297)
Mexican Peso ...... MSCO Sell 52,702,500 2,588,188 12/15/21 62,686 —
Euro ............. DBAB Sell 8,443,090 85,425,497 SEK 12/16/21 — (27,633)
Euro ............. JPHQ Sell 1,076,576 10,890,000 SEK 12/17/21 — (3,828)
Indian Rupee ...... JPHQ Buy 1,604,400,000 21,373,761 12/20/21 44,329 —
New Zealand Dollar . JPHQ Buy 12,160,000 8,674,470 12/20/21 — (287,566)
New Zealand Dollar . BOFA Buy 3,690,000 2,604,955 12/21/21 — (59,944)
New Zealand Dollar . CITI Buy 4,340,000 3,075,541 12/21/21 — (82,221)
New Zealand Dollar . JPHQ Buy 4,340,000 3,068,341 12/21/21 — (75,021)
Chilean Peso ...... GSCO Buy 2,473,070,000 3,342,443 12/23/21 — (315,277)
Chilean Peso ...... GSCO Buy 615,040,000 772,741 12/28/21 — (20,246)
Euro ............. SCNY Sell 1,325,806 1,580,830 1/07/22 41,678 —
Chinese Yuan ...... CITI Buy 44,380,340 6,761,173 1/12/22 66,095 —
Chilean Peso ...... JPHQ Buy 3,782,900,000 4,764,358 1/13/22 — (142,607)
Chilean Peso ...... GSCO Buy 1,220,596,866 1,510,640 1/14/22 — (19,508)
Euro ............. DBAB Sell 1,035,848 10,535,921 SEK 1/18/22 2,538 —
Euro ............. JPHQ Sell 10,967,977 111,598,400 NOK 1/21/22 16,581 —
Norwegian Krone ... JPHQ Sell 82,400,000 8,162,457 EUR 1/21/22 62,217 —
Euro ............. UBSW Sell 513,907 607,232 1/24/22 10,422 —
Singapore Dollar .... MSCO Buy 1,590,000 1,170,426 1/24/22 264 —
Indian Rupee ...... JPHQ Buy 263,438,700 3,412,860 1/27/22 87,325 —
Euro ............. HSBK Sell 4,550,000 5,389,252 1/31/22 104,497 —
Euro ............. CITI Sell 7,220,457 10,739,310 CAD 2/03/22 90,310 —
Euro ............. HSBK Sell 4,942,339 7,326,573 CAD 2/03/22 42,564 —
Euro ............. JPHQ Sell 701,417 1,043,246 CAD 2/03/22 8,770 —
Euro ............. CITI Sell 10,419,412 1,350,022,368 JPY 2/07/22 42,630 —
Chilean Peso ...... GSCO Buy 2,394,434,956 3,032,466 2/11/22 — (114,509)
Euro ............. CITI Sell 2,300,000 2,710,762 2/16/22 38,478 —
Euro ............. JPHQ Sell 2,101,396 21,921,200 NOK 2/16/22 62,500 —
Indian Rupee ...... SCNY Buy 1,470,000,000 19,352,367 2/18/22 121,725 —
South Korean Won .. CITI Buy 51,670,000,000 44,879,701 2/18/22 — (1,328,350)
South Korean Won .. CITI Sell 17,618,000,000 15,304,031 2/18/22 454,259 —
Chinese Yuan ...... JPHQ Buy 150,960,000 22,968,429 2/22/22 180,481 —
Euro ............. CITI Sell 3,539,153 454,855,431 JPY 2/24/22 — (19,700)
Euro ............. MSCO Sell 1,215,000 1,433,657 2/28/22 21,650 —
Chinese Yuan ...... BOFA Buy 87,762,900 13,418,993 3/09/22 23,222 —
Japanese Yen ...... HSBK Buy 244,569,190 2,231,735 3/09/22 — (30,763)
Euro ............. DBAB Sell 2,609,308 26,731,500 NOK 3/15/22 18,852 —
Euro ............. DBAB Sell 1,035,122 10,535,883 SEK 3/16/22 2,445 —
Euro ............. JPHQ Sell 6,267,654 64,197,700 NOK 3/16/22 43,606 —
Russian Ruble ..... MSCO Buy 146,000,000 1,923,330 3/21/22 22,114 —
Euro ............. CITI Sell 11,903,968 1,554,289,253 JPY 3/31/22 147,350 —
Euro ............. HSBK Sell 4,932,433 7,326,636 CAD 5/03/22 41,734 —
Euro ............. JPHQ Sell 700,204 1,043,550 CAD 5/03/22 8,660 —
Chilean Peso ...... GSCO Buy 2,292,067,510 2,889,719 5/11/22 — (118,869)
Euro ............. JPHQ Sell 21,977,541 230,351,000 NOK 5/19/22 681,417 —
Euro ............. DBAB Sell 2,498,422 25,262,800 SEK 6/15/22 — (17,136)
Euro ............. DBAB Sell 2,619,465 26,672,700 NOK 6/15/22 — (11,633)
Euro ............. DBAB Sell 4,004,606 40,777,700 NOK 6/16/22 — (17,899)
Euro ............. DBAB Sell 3,490,223 35,735,000 NOK 6/20/22 5,912 —
Euro ............. CITI Sell 3,111,992 32,042,000 NOK 6/21/22 25,570 —
Total Forward Exchange Contracts ................................................... $5,562,811 $(4,814,688)
Net unrealized appreciation (depreciation) ............................................ $748,123

Templeton Global Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

See A bbreviations on page 18
.
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Global Income Fund

Quarterly Statement of Investments
Notes to Statement of Investments (unaudited)
1. Organization
Templeton Global Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Derivative Financial Instruments
The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Templeton Global Income Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties.
These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the
ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At September 30, 2021, the Fund received $199,581 in United Kingdom Inflation-Linked Gilt and U.S. Treasury Bonds and
Notes as collateral for derivatives.
The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund purchased or wrote OTC option contracts primarily to manage and/or gain exposure to foreign exchange rate risk.
An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
4. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
3. Derivative Financial Instruments
(continued)

Templeton Global Income Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
At September 30, 2021, the Fund had 1.2% of its net assets denominated in Argentine Pesos. Argentina has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in Argentina could continue to affect the value of the Fund's holdings.
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
6. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest  for purposes of exercising a controlling influence over the management or policies. During the period ended September
30, 2021, the Fund held investments in affiliated management investment companies as follows:
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $62,199,567 $432,069,553 $(454,006,706) $— $— $40,262,414 40,262,414 $2,417
Total Affiliated Securities ... $62,199,567 $432,069,553 $(454,006,706) $— $— $40,262,414 $2,417
4. Concentration of Risk
(continued)

Templeton Global Income Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant
Level 3 financial instruments at the beginning and/or end of the period. The reconciliation of assets and liabilities for the nine months ended September 30, 2021, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Income Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities .... $ — $ 548,259,407 $ — $ 548,259,407
Options purchased ....................... — 3,839,979 — 3,839,979
Short Term Investments ................... 40,262,414 114,091,015 — 154,353,429
Total Investments in Securities ........... $40,262,414 $666,190,401 $— $706,452,815
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 5,562,811 $ — $ 5,562,811
Restricted Currency (ARS) ................. — 150,780 — 150,780
Total Other Financial Instruments ......... $— $5,713,591 $— $5,713,591
Receivables:
Investment Securities Sold (ARS) ............ $— $3,572,524 $— $3,572,524
Interest (ARS) ........................... $— $189,279 $— $189,279
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 2,261,705 $ — $ 2,261,705
Forward exchange contracts ................ $ — $ 4,814,688 $ — $ 4,814,688
Total Other Financial Instruments ......... $— $7,076,393 $— $7,076,393
Payables:
Investment Securities Purchased (ARS) ....... $— $52 $— $52
Deferred Tax (ARS) ....................... $— $577 $— $577
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Global Income Fund
Assets:
Investments in Securities:
Foreign
Government
and Agency
Securities :
Argentina .... $ 13,615,735 $ — $ — $ — $ (13,615,735) $ — $ — $ — $ — $ —
Short Term
Investments .. 868,631 — — — (868,631) — — — — —
Total Investments in
Securities ....... $14,484,366 $— $— $— $(14,484,366) $— $— $— $— $—
7. Fair Value Measurements
(continued)

Templeton Global Income Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Global Income Fund (continued)
Assets: (continued)
Other Financial Instruments:
Restricted Currency
(ARS) ......
$2,838 $— $— $— $(2,838) $— $— $— $— $—
Receivables:
Interest (ARS) .
$304,677 $— $— $— $(304,677) $— $— $— $— $—
Liabilities:
Payables:
Investment
Securities
Purchased (ARS)
$129,991 $— $— $— $(129,991) $— $— $— $— $—
Deferred Tax (ARS)
$779 $— $— $— $(779) $— $— $— $— $—
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transfers out of level 3 were as a result of changes in the levels of observable liquidity and the improved reliability of a significant input.
7. Fair Value Measurements
(continued)

Templeton Global Income Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
8. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BOFA
Bank of America Corp.
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SCNY
Standard Chartered Bank
UBSW
UBS AG
Currency
ARS
Argentine Peso
AUD
Australian Dollar
BRL
Brazilian Real
CAD
Canadian Dollar
CNY
Chinese Yuan
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
NOK
Norwegian Krone
RUB
Russian Ruble
SEK
Swedish Krona
SGD
Singapore Dollar
TRY
Turkish Lira
USD
United States Dollar
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.